Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08/31/2020

A.	DATES	Begin	End	# days

1	Payment Date		9/15/2020
2	Collection Period	8/1/2020	8/31/2020	31
3	Monthly Interest Period-Actual	8/17/2020	9/14/2020	29
4	Monthly Interest - Scheduled	8/15/2020	9/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	208,000,000.00	2,612,060.24	-	-	2,612,060.24	-	-
7	Class A-2b Notes	94,000,000.00	1,180,450.30	-	-	1,180,450.30	-	-
8	Class A-3 Notes	302,000,000.00	302,000,000.00	-	-	24,763,576.27	277,236,423.73	0.9180014
9	Class A-4 Notes	70,000,000.00	70,000,000.00	-	-	-	70,000,000.00	1.0000000
10	Total Class A Notes	761,000,000.00	375,792,510.54	-	-	28,556,086.81	347,236,423.73
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	-	39,800,000.00	1.0000000

12	Total Notes	$800,800,000.00	415,592,510.54	$0.00	$0.00	$28,556,086.81	387,036,423.73

	Overcollateralization
13	Exchange Note	42,104,423.90	33,926,531.15				32,213,165.95
14	Series 2018-B Notes	93,656,047.10	115,923,144.21				117,636,509.41

15	Total Overcollateralization	135,760,471.00	149,849,675.36				149,849,675.36
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36				149,849,675.36

		One-Month LIBOR		Interest Pmt Due
			Coupon Rate		Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		2.26923%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.96000%	6,443.08	0.0309763	2,612,060.24	12.5579819	0.00
19	Class A-2b Notes	0.16188%	0.34188%	325.10	0.0034585	1,180,450.30	12.5579819	0.00
20	Class A-3 Notes		3.19000%	802,816.67	2.6583333	24,763,576.27	81.9985969	0.00
21	Class A-4 Notes		3.30000%	192,500.00	2.7500000	0.00	0.0000000	0.00
22	Total Class A Notes			1,002,084.85	1.3168001	28,556,086.81	37.5244242	0.00
23	Class B Notes		3.43000%	113,761.67	2.8583334	0.00	0.0000000	0.00

24	Totals			1,115,846.52	1.3934147	28,556,086.81	35.6594491	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	894,456,047.10	531,515,654.75	504,672,933.14

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	536,886,099.09
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	492,073,418.86

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	283	1,275,832.39
30	Turn-in Ratio on Scheduled Terminations			57.24%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	28,163	565,442,185.90
32	Depreciation/Payments		(5,693,052.62)
33	Gross Credit Losses	(38)	(772,833.55)
34	Early Terminations — Regular	(7)	(152,355.74)
35	Scheduled Terminations — Returned	(446)	(7,293,065.82)
36	Payoff Units & Lease Reversals	(677)	(14,644,779.08)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	26,995	536,886,099.09

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08/31/2020

C.	SERVICING FEE
39	Servicing Fee Due	471,201.82

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(21,760.89)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	26,186	98.97%	522,050,713.35
46	31 - 60 Days Delinquent	171	0.64%	3,755,269.08
47	61 - 90 Days Delinquent	87	0.33%	1,855,921.77
48	91 -120 Days Delinquent	15	0.06%	387,970.44
49	121+ Days Delinquent	-	-	-

50	Total	26,459	100.00%	528,049,874.64

51	Total 61+ Delinquent as % End of Period Securitization Value	0.42%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	1.64%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	453	7,445,421.56
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(9,020,810.93)
56	Less: Excess Wear and Tear Received in Current Period		(41,578.14)
57	Less: Excess Mileage Received in Current Period		(38,667.41)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(1,655,634.92)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-3.51%
60	Prior Period Net Residual Losses/(Gains) Ratio		-3.72%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-1.71%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		0.31%
63	Four Month Average		-2.16%

64	Beginning Cumulative Net Residual Losses		(2,739,514.32)
65	Current Period Net Residual Losses		(1,655,634.92)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(4,395,149.24)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.47%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	38	772,833.55
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,105,179.01)

70	Current Period Net Credit Losses/(Gains)		(332,345.46)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		-0.71%
72	Prior Period Net Credit Losses/(Gains) Ratio		0.44%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0 .80%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		0.56%
75	Four Month Average		0.27%

76	Beginning Cumulative Net Credit Losses		7,628,330.17
77	Current Period Net Credit Losses		(332,345.46)

78	Ending Cumulative Net Credit Losses		7,295,984.71

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.78%

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08/31/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

80	Lease Payments Received	9,419,104.91
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	8,916,537.38
82	Liquidation Proceeds, Recoveries & Expenses	856,134.42
83	Insurance Proceeds	249,044.59
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	184,519.10
85	Payoff Payments	16,581,164.54
86	All Other Payments Received	-

87	Collected Amounts	36,206,504.94

88	Investment Earnings on Collection Account	5,302.45

89	Total Collected Amounts - Available for Distribution	36,211,807.39

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	471,201.82
91	Interest on the Exchange Note - to the Trust Collection Account	1,519,248.91
92	Principal on the Exchange Note - to the Trust Collection Account	26,842,721.61
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	6,516,313.97
94	Remaining Funds Payable to Trust Collection Account	862,321.08

95	Total Distributions	36,211,807.39

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	43,992,605.57

97	Investment Earnings on Reserve Account	594.98

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	43,993,200.55

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	23,560.09
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	1,002,084.85
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	113,761.67
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	28,556,086.81
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	6,045,707.13
110	Retained Amounts	8,252,000.00

111	Total Distributions	43,993,200.55

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.